Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity - Restricted Stock [Member]	3 Months Ended
Mar. 31, 2023 shares
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Line Items]
Beginning balance as of January 1, 2023	42,968
Granted
Exercised
Expired
Forfeited
Ending balance as of March 31, 2023	42,968